Schedule of fair value changes and interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Instruments Eligible As Capital
Balance at beginning of the year	$ 15,492	$ 22,084
New issuances			$ 18,824
Interest accrued	2,137	1,689	1,306
Fair value changes	(5,717)	(3,673)	2,185
Own credit transferred to OCI	1,051	219	249
Effect of changes in exchange rates (OCI)	(907)	(4,827)	(480)
Balance at end of the year	$ 12,056	$ 15,492	$ 22,084